Average Annual Total Returns	FTSE World Government Bond Index One Year		FTSE World Government Bond Index Five Years		FTSE World Government Bond Index Ten Years		Bloomberg Global Aggregate Bond Index One Year	Bloomberg Global Aggregate Bond Index Five Years	Bloomberg Global Aggregate Bond Index Ten Years	Blended Index One Year		Blended Index Five Years		Blended Index Ten Years		Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	(18.26%)	[1]	(2.54%)	[1]	(1.22%)	[1]	(16.25%)	(1.65%)	(0.44%)	(16.95%)	[2]	(2.46%)	[2]	(1.32%)	[2]	(14.13%)	(1.80%)	(0.39%)	(14.34%)	2.77%	(1.27%)	(7.03%)	(1.32%)	(0.16%)	(12.75%)	(1.83%)	(0.62%)	(11.06%)	(0.84%)	0.24%

[1]	Effective June 26, 2023, the Fund changed its primary benchmark to FTSE World Government Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund.
[2]	Effective June 26, 2023, the blended index consists of 80% FTSE World Government Bond Index and 20% JPMorgan GB-EM Global Diversified Index. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2020, J.P. Morgan Chase & Co. All rights reserved. Investors cannot invest directly in an Index.